Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital	Additional Paid in Capital	Total Other Reserves	Re-organization Reserve	Share Options Plans	Foreign Currency Translation Reserve	Others	Accumulated Deficit	Total
Beginning balance at Jun. 30, 2019	$ 12	$ 96,207	$ 29,585	$ 9,744	$ 19,601	$ (844)	$ 1,084	$ (117,176)	$ 8,628
Comprehensive income / (loss) for the year
Profit for the year	0	0		0	0	0	0	7,770	7,770
Other Comprehensive (Loss) / Income	0	0	(950)	0	0	(248)	(702)	0	(950)
Total Comprehensive income / (loss) for the year	0	0	(950)	0	0	(248)	(702)	7,770	6,820
Transactions with Owners
Repurchase of Share-based transaction (Note 30.2)	0	0	(13)	83	(96)	0	0	0	(13)
Dividend distribution (Note 21)	0	0		0	0	0	0	(121)	(121)
Share-based transactions (Note 19)	0	0	834	0	834	0	0	0	834
Ending balance at Jun. 30, 2020	12	96,207	29,456	9,827	20,339	(1,092)	382	(109,527)	16,148
Comprehensive income / (loss) for the year
Profit for the year	0	0		0	0	0	0	2,847	2,847
Other Comprehensive (Loss) / Income	0	0	54	0	0	(122)	176	0	54
Total Comprehensive income / (loss) for the year	0	0	54	0	0	(122)	176	2,847	2,901
Transactions with Owners
(Redemption) / issue of ordinary shares (Note 12.3)	10	(61,922)		0	0	0	0	0	(61,912)
Share options exercised (Note 19.4)	0	(28)		0	0	0	0	0	(28)
Dividend distribution (Note 21)	0	0		0	0	0	0	(4,000)	(4,000)
Share-based transactions (Note 19)	0	0	3,670	0	3,670	0	0	0	3,670
Ending balance at Jun. 30, 2021	2	158,157	33,180	9,827	24,009	(1,214)	558	(110,680)	80,659
Comprehensive income / (loss) for the year
Profit for the year	0	0		0	0	0	0	22,990	22,990
Other Comprehensive (Loss) / Income	0	0	(1,807)	0	0	(1,771)	(36)		(1,807)
Total Comprehensive income / (loss) for the year	0	0	(1,807)	0	0	(1,771)	(36)	22,990	21,183
Transactions with Owners
(Redemption) / issue of ordinary shares (Note 12.3)	0	(3,406)		0	0	0	0	0	(3,406)
Share options exercised (Note 19.4)	0	35		0	0	0	0	0	35
Share-based transactions (Note 19)	0	0	1,818	0	1,818	0	0	0	1,818
Ending balance at Jun. 30, 2022	$ 2	$ 154,786	$ 33,191	$ 9,827	$ 25,827	$ (2,985)	$ 522	$ (87,690)	$ 100,289